SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Movements in valuation allowances
Balance at Beginning of Period	$ 309
Costs Charged to Expenses	7,590
Deductions and Write-offs	(5)
Other	115,052
Balance at End of Period	122,946	$ 309
Allowance for doubtful accounts
Movements in valuation allowances
Balance at Beginning of Period	309	95
Costs Charged to Expenses	414	229
Deductions and Write-offs	(5)	(15)
Balance at End of Period	718	$ 309
Allowance for deferred tax asset
Movements in valuation allowances
Costs Charged to Expenses	7,176
Other	115,052
Balance at End of Period	$ 122,228